UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:         811-2687

NAME OF REGISTRANT:                         VANGUARD MUNICIPAL BOND FUNDS

ADDRESS OF REGISTRANT:                      PO BOX 2600, VALLEY FORGE, PA 19482

NAME AND ADDRESS OF AGENT FOR SERVICE:      ANNE E. ROBINSON
                                            PO BOX 876
                                            VALLEY FORGE, PA 19482

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:    (610) 669-1000

DATE OF FISCAL YEAR END:                    OCTOBER 31

DATE OF REPORTING PERIOD:                   JULY 1, 2021 - JUNE 30, 2022

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 ******************************* FORM N-Px REPORT ******************************
ICA File Number: 81102687B
Reporting Period: 07/01/2021 - 06/30/2022
VANGUARD MUNICIPAL BOND FUNDS

Each investment advisor's votes cast are shown separately below. Sections without an investment advisor listed reflect votes cast at the discretion of the Fund. The votes reported do not reflect any votes cast pursuant to a regulatory requirement.


================== VANGUARD INTERMEDIATE-TERM TAX-EXEMPT FUND ==================


NUVEEN AMT-FREE MUNICIPAL CREDIT INCOME FUND

Ticker:       NVG            Security ID:  67071L825
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657709
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


--------------------------------------------------------------------------------

NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657774
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND

Ticker:       NEA            Security ID:  670657857
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management


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NUVEEN NEW YORK AMT-FREE MUNICIPAL INCOME FUND

Ticker:       NRK            Security ID:  670656701
Meeting Date: AUG 04, 2021   Meeting Type: Annual
Record Date:  JUN 07, 2021

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1c.1  Elect Director Jack B. Evans            For       For          Management
1c.2  Elect Director Joanne T. Medero         For       For          Management
1c.3  Elect Director Matthew Thornton, III    For       For          Management
1c.4  Elect Director William C. Hunter        For       For          Management
1c.5  Elect Director Albin F. Moschner        For       For          Management

========== END NPX REPORT

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS

By:  /s/Mortimer J. Buckley
        Mortimer J. Buckley*
        Chief Executive Officer, President, and Trustee

Date:   August 26, 2022
*By:    /s/Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845) and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.